SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Description of convenience translation	the convenience of the reader and were calculated at the rate of US$1 = JPY144.17, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.
Deferred offering cost	¥ 207,471
Discount rate	0.89%	0.89%
Consumption tax rate, percentage	10.00%
Consumption tax limited number of exceptions rate, percentage	8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of voting power held in associate	20.00%
Percentage of incentive management fee	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of voting power held in associate	50.00%
Percentage of incentive management fee	5.00%